Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit (loss), attributable to owners of parent	₩ 2,917,735	₩ 2,774,778	₩ 2,367,171
Provision for regulatory reserve for loan losses	(631,578)	(58,537)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve	₩ 2,286,157	₩ 2,716,241
Basic and diluted earnings per share after adjusted for regulatory reserve in won	₩ 4,784	₩ 5,612